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                                  ARMADA FUNDS
                                 CLASS I SHARES
                                (INSTITUTIONAL)

                                  EQUITY FUNDS
                             ASSET ALLOCATION FUNDS
                               FIXED INCOME FUNDS
                              TAX FREE BOND FUNDS

    Supplement dated March 27, 2002 to the Prospectus Dated October 1, 2001

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN
     THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

The Prospectus is amended with respect to the Armada U.S. Government Income Fund by deleting the second paragraph in the section entitled "PRINCIPAL INVESTMENT STRATEGIES," on page 44, and replacing it with the following information:

The Fund normally invests at least 80% of its net assets in obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities. The Fund will provide shareholders with at least 60 days notice before changing this 80% policy. The types of U.S. government securities include mortgage-related securities, and Treasury bills, notes and bonds. The Fund may invest the portion of its assets not subject to the 80% requirement stated above in other types of investments, including securities issued by non-governmental issuers, such as mortgage-related debt securities, asset-backed debt securities and preferred stock. In buying and selling securities for the Fund, the Adviser considers a number of factors, including yield to maturity, maturity, quality and the outlook for particular issuers and market sectors. The Fund generally maintains a dollar-weighted average maturity of between three and ten years.

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.
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                                  ARMADA FUNDS
                            CLASS A, B AND H SHARES
                                    (RETAIL)

                                  EQUITY FUNDS
                             ASSET ALLOCATION FUNDS
                               FIXED INCOME FUNDS
                              TAX FREE BOND FUNDS

    Supplement dated March 27, 2002 to the Prospectus Dated January 29, 2002

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN
     THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

The Prospectus is amended with respect to the Armada U.S. Government Income Fund by deleting the second paragraph in the section entitled "PRINCIPAL INVESTMENT STRATEGIES," on page 50, and replacing it with the following information:

The Fund normally invests at least 80% of its net assets in obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities. The Fund will provide shareholders with at least 60 days notice before changing this 80% policy. The types of U.S. government securities include mortgage-related securities, and Treasury bills, notes and bonds. The Fund may invest the portion of its assets not subject to the 80% requirement stated above in other types of investments, including securities issued by non-governmental issuers, such as mortgage-related debt securities, asset-backed debt securities and preferred stock. In buying and selling securities for the Fund, the Adviser considers a number of factors, including yield to maturity, maturity, quality and the outlook for particular issuers and market sectors. The Fund generally maintains a dollar-weighted average maturity of between three and ten years.

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                  ARMADA FUNDS
                                 CLASS C SHARES

                                  EQUITY FUNDS
                             ASSET ALLOCATION FUNDS
                               FIXED INCOME FUNDS
                              TAX FREE BOND FUNDS

    Supplement dated March 27, 2002 to the Prospectus Dated January 29, 2002

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN
     THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

The Prospectus is amended with respect to the Armada U.S. Government Income Fund by deleting the second paragraph in the section entitled "PRINCIPAL INVESTMENT STRATEGIES," on page 46, and replacing it with the following information:

The Fund normally invests at least 80% of its net assets in obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities. The Fund will provide shareholders with at least 60 days notice before changing this 80% policy. The types of U.S. government securities include mortgage-related securities, and Treasury bills, notes and bonds. The Fund may invest the portion of its assets not subject to the 80% requirement stated above in other types of investments, including securities issued by non-governmental issuers, such as mortgage-related debt securities, asset-backed debt securities and preferred stock. In buying and selling securities for the Fund, the Adviser considers a number of factors, including yield to maturity, maturity, quality and the outlook for particular issuers and market sectors. The Fund generally maintains a dollar-weighted average maturity of between three and ten years.

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.